RESTRICTIONS ON CASH AND DUE FROM BANKS	12 Months Ended
Dec. 31, 2025
Restricted Cash and Investments [Abstract]
RESTRICTIONS ON CASH AND DUE FROM BANKS	RESTRICTIONS ON CASH AND DUE FROM BANKS
Our Bank's required average reserve balances to be maintained in the form of vault cash and balances with the FRB during 2025 and 2024 were zero. We do not maintain compensating balances with correspondent banks. We may also be required to maintain reserve balances related to certain mortgage banking related derivatives not classified as hedges. These balances are held at unrelated financial institutions and totaled $0.1 million and zero at December 31, 2025 and 2024, respectively.